John Hancock International Growth Fund
Supplement dated September 3, 2009, to the current
Class A, B, and C Shares Prospectus

This supplement amends and restates the supplement dated September 1, 2009.

Average annual total returns (%)	1 Year	Inception

as of 12-31-08		6-12-06

Class A before tax	–40.60	–8.08

After tax on distributions	–41.16	–9.42

After tax on distributions, with sale	–26.40	–7.30

Class B before tax	–41.03	–7.91

Class C before tax	–38.58	–6.94

MSCI EAFE Growth Index*	–42.70	–8.74

S&P/Citigroup PMI EPAC Growth Style Index	–43.43	–10.51

MSCI EAFE Net Index	–43.38	–10.45

*Effective September 1, 2009, the fund replaced the S&P/Citigroup PMI EPAC Growth Style Index with the MSCI EAFE Growth Index, which better reflects the fund’s investment strategy.

Average annual total returns

These include sales charges. Performance of broad-based securities market indexes is included for comparison purposes and may provide information regarding the fund’s risks. Indexes do not have sales charges and you cannot invest in them directly. All figures assume dividend reinvestment.

After-tax returns These are shown only for Class A and would be different for other classes. They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

MSCI EAFE Growth Index is a free float-adjusted market capitalization index that is designed to measure the performance of growth oriented developed market stocks within Europe, Australasia and the Far East. The Index consists of 21 developed market country indexes.

S&P/Citigroup PMI EPAC Growth Style Index is an independently maintained and published index composed of stocks in the Europe and Pacific Asia regions of the PMI that have growth as a style. The PMI is the large-capitalization stock component of the S&P/Citigroup Broad Market Index (BMI), representing the top 80% of available capital of the BMI in each country.

MSCI EAFE Net Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada. The Index consists of 21 developed market country indexes.

080PS 9/08

John Hancock International Growth Fund
Supplement dated September 3, 2009, to the current
Class I Share Prospectus

This supplement amends and restates the supplement dated September 1, 2009.

Average annual total returns (%)	1 Year	Inception

as of 12-31-08		6-12-06

Class I before tax	–37.21	–5.81

After tax on distributions	–37.89	–7.32

After tax on distributions, with sale	–24.19	–5.49

MSCI EAFE Growth Index*	–42.70	–8.74

S&P/Citigroup PMI EPAC Growth Style Index	–43.43	–10.51

MSCI EAFE Net Index	–43.38	–10.45

*Effective September 1, 2009, the fund replaced the S&P/Citigroup PMI EPAC Growth Style Index with the MSCI EAFE Growth Index, which better reflects the fund’s investment strategy.

Average annual total returns

Performance of broad-based securities market indexes is included for comparison purposes and may provide information regarding the fund’s risks. Indexes do not have sales charges and you cannot invest in them directly. All figures assume dividend reinvestment.

After-tax returns These are shown only for Class I and would be different for other classes. They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

MSCI EAFE Growth Index is a free float-adjusted market capitalization index that is designed to measure the performance of growth oriented developed market stocks within Europe, Australasia and the Far East. The Index consists of 21 developed market country indexes.

S&P/Citigroup PMI EPAC Growth Style Index is an independently maintained and published index composed of stocks in the Europe and Pacific Asia regions of the PMI that have growth as a style. The PMI is the large-capitalization stock component of the S&P/Citigroup Broad Market Index (BMI), representing the top 80% of available capital of the BMI in each country.

MSCI EAFE Net Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada. The Index consists of 21 developed market country indexes.

John Hancock International Growth Fund
Supplement dated September 3, 2009, to the current
Class R1 Share Prospectus

This supplement amends and restates the supplement dated September 1, 2009.

Average annual total returns (%)	1 Year	Inception

as of 12-31-08		6-12-06

Class R1 before tax	–37.55	–6.38

After tax on distributions	–38.09	–7.71

After tax on distributions, with sale	–24.41	–5.88

MSCI EAFE Growth Index*	–42.70	–8.74

S&P/Citigroup PMI EPAC Growth Style Index	–43.43	–10.51

MSCI EAFE Net Index	–43.38	–10.45

*Effective September 1, 2009, the fund replaced the S&P/Citigroup PMI EPAC Growth Style Index with the MSCI EAFE Growth Index, which better reflects the fund’s investment strategy.

Average annual total returns

Performance of broad-based securities market indexes is included for comparison purposes and may provide information regarding the fund’s risks. Indexes do not have sales charges and you cannot invest in them directly. All figures assume dividend reinvestment.

After-tax returns These are shown only for Class R1 and would be different for other classes. They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

MSCI EAFE Growth Index is a free float-adjusted market capitalization index that is designed to measure the performance of growth oriented developed market stocks within Europe, Australasia and the Far East. The Index consists of 21 developed market country indexes.

S&P/Citigroup PMI EPAC Growth Style Index is an independently maintained and published index composed of stocks in the Europe and Pacific Asia regions of the PMI that have growth as a style. The PMI is the large-capitalization stock component of the S&P/Citigroup Broad Market Index (BMI), representing the top 80% of available capital of the BMI in each country.

MSCI EAFE Net Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada. The Index consists of 21 developed market country indexes.

John Hancock International Growth Fund
Supplement dated September 3, 2009, to the current
Class 1 Share Prospectus

This supplement amends are restates the supplement dated September 1, 2009.

Average annual total returns (%)	1 Year	Inception

as of 12-31-08		6-12-06

Class 1 before tax	–37.19	–5.80

After tax on distributions	–37.90	–7.33

After tax on distributions, with sale	–24.18	–5.49

MSCI EAFE Growth Index*	–42.70	–8.74

S&P/Citigroup PMI EPAC Growth Style Index	–43.43	–10.51

MSCI EAFE Net Index	–43.38	–10.45

*Effective September 1, 2009, the fund replaced the S&P/Citigroup PMI EPAC Growth Style Index with the MSCI EAFE Growth Index, which better reflects the fund’s investment strategy.

Average annual total returns

Performance of broad-based securities market indexes is included for comparison purposes and may provide information regarding the fund’s risks. Indexes do not have sales charges and you cannot invest in them directly. All figures assume dividend reinvestment.

After-tax returns These are shown only for Class 1 and would be different for other classes. They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

MSCI EAFE Growth Index is a free float-adjusted market capitalization index that is designed to measure the performance of growth oriented developed market stocks within Europe, Australasia and the Far East. The Index consists of 21 developed market country indexes.

S&P/Citigroup PMI EPAC Growth Style Index is an independently maintained and published index composed of stocks in the Europe and Pacific Asia regions of the PMI that have growth as a style. The PMI is the large-capitalization stock component of the S&P/Citigroup Broad Market Index (BMI), representing the top 80% of available capital of the BMI in each country.

MSCI EAFE Net Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada. The Index consists of 21 developed market country indexes.

John Hancock International Growth Fund
Supplement dated September 3, 2009, to the current
Class NAV Share Prospectus

This supplement amends and restates the supplement dated September 1, 2009.

Average annual total returns (%)	1 Year	Inception

as of 12-31-08		6-12-06

Class NAV before tax	–37.14	–15.88

After tax on distributions	–37.87	–17.30

After tax on distributions, with sale	–24.15	–13.84

MSCI EAFE Growth Index*	–42.70	–8.74

S&P/Citigroup PMI EPAC Growth Style Index	–43.43	–10.51

MSCI EAFE Net Index	–43.38	–10.45

*Effective September 1, 2009, the fund replaced the S&P Citigroup PMI EPAC Growth Style Index with the MSCI EAFE Growth Index, which better reflects the fund’s investment strategy.

Average annual total returns

Performance of broad-based securities market indexes is included for comparison purposes and may provide information regarding the fund’s risks. Indexes do not have sales charges and you cannot invest in them directly. All figures assume dividend reinvestment.

After-tax returns These are shown only for Class NAV and would be different for other classes. They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

MSCI EAFE Growth Index is a free float-adjusted market capitalization index that is designed to measure the performance of growth oriented developed market stocks within Europe, Australasia and the Far East. The Index consists of 21 developed market country indexes.

S&P/Citigroup PMI EPAC Growth Style Index is an independently maintained and published index composed of stocks in the Europe and Pacific Asia regions of the PMI that have growth as a style. The PMI is the large-capitalization stock component of the S&P/Citigroup Broad Market Index (BMI), representing the top 80% of available capital of the BMI in each country.

MSCI EAFE Net Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada. The Index consists of 21 developed market country indexes.